Additional Information - Condensed Financial Statements (Condensed Statements of Operations) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Shanda Games [Member] USD ($)	Dec. 31, 2013 Shanda Games [Member] CNY	Dec. 31, 2012 Shanda Games [Member] CNY	Dec. 31, 2011 Shanda Games [Member] CNY
Condensed Statements of Operations, Captions [Line Items]
Net revenues	$ 717,699	4,344,730	4,718,559	5,309,827	$ 0	0	0	0
Cost of revenues	(187,611)	(1,135,740)	(1,155,757)	(1,367,470)	0	0	0	0
Gross Profit	530,088	3,208,990	3,562,802	3,942,357	0	0	0	0
Operating expenses:
Product development	(117,967)	(714,138)	(712,303)	(755,405)	0	0	0	0
Sales and marketing					0	0	0	0
General and administrative	(57,606)	(348,727)	(412,839)	(519,493)	(5,205)	(31,512)	(31,379)	(88,940)
Total operating expenses	(244,665)	(1,481,124)	(1,442,792)	(1,591,330)	(5,205)	(31,512)	(31,379)	(88,940)
Loss from operations	285,423	1,727,866	2,120,010	2,351,027	(5,205)	(31,512)	(31,379)	(88,940)
Interest income					3,244	19,641	28,128	5,103
Interest expense					(9,839)	(59,554)	(134,253)	(13,610)
Other income (expense), net	22,464	135,993	128,816	209,561	(2)	(11)	(45)	(405)
Income tax expense	(53,236)	(322,273)	(545,540)	(609,199)			0	0
Equity in profit of subsidiaries					274,101	1,659,324	1,902,941	2,137,484
Net income	$ 262,299	1,587,888	1,765,392	2,039,632	$ 262,299	1,587,888	1,765,392	2,039,632